Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Aerospace & Defense (14.2%)
	Raytheon Technologies Corp.	1,977,360	160,008
*	Boeing Co.	730,345	144,499
	Lockheed Martin Corp.	326,784	108,924
	Northrop Grumman Corp.	199,361	69,537
	General Dynamics Corp.	311,580	58,879
	L3Harris Technologies Inc.	239,373	50,048
*	TransDigm Group Inc.	68,638	39,676
	Textron Inc.	294,630	20,860
*	Axon Enterprise Inc.	86,024	14,520
	Howmet Aerospace Inc.	506,409	14,245
	HEICO Corp. Class A	95,427	11,852
	Huntington Ingalls Industries Inc.	52,571	9,332
	HEICO Corp.	57,139	7,915
	Curtiss-Wright Corp.	53,561	6,739
	BWX Technologies Inc.	124,866	5,956
*	Hexcel Corp.	110,073	5,656
	Spirit AeroSystems Holdings Inc. Class A	138,328	5,237
*	Virgin Galactic Holdings Inc.	252,810	4,045
	Aerojet Rocketdyne Holdings Inc.	89,518	3,763
*	Mercury Systems Inc.	73,910	3,618
*	Kratos Defense & Security Solutions Inc.	162,642	3,206
	Moog Inc. Class A	38,328	2,651
	Maxar Technologies Inc.	94,703	2,607
*	AeroVironment Inc.	30,875	2,493
*	AAR Corp.	43,891	1,434
*	Triumph Group Inc.	85,231	1,429
	Kaman Corp.	32,957	1,219
*	Parsons Corp.	33,404	1,109
*	PAE Inc.	84,100	834
*	Vectrus Inc.	15,565	651
*	Ducommun Inc.	14,325	609
	National Presto Industries Inc.	6,871	562
			764,113
Air Freight & Logistics (6.2%)
	United Parcel Service Inc. Class B	954,882	189,420
	FedEx Corp.	331,642	76,400
	Expeditors International of Washington Inc.	223,026	27,124
	CH Robinson Worldwide Inc.	173,210	16,471
*	GXO Logistics Inc.	135,150	12,981
	Forward Air Corp.	35,518	3,507
*	Hub Group Inc. Class A	44,183	3,432
*	Atlas Air Worldwide Holdings Inc.	38,089	3,337

		Shares	Market Value ($000)
*	Air Transport Services Group Inc.	77,520	1,914
			334,586
Airlines (2.3%)
*	Southwest Airlines Co.	775,720	34,442
*	Delta Air Lines Inc.	838,787	30,364
*	United Airlines Holdings Inc.	425,343	17,975
*	American Airlines Group Inc.	850,920	15,053
*	Alaska Air Group Inc.	164,156	7,973
*	JetBlue Airways Corp.	417,338	5,601
*	Allegiant Travel Co.	20,039	3,471
*	Spirit Airlines Inc.	141,621	2,961
*	SkyWest Inc.	65,983	2,585
*	Hawaiian Holdings Inc.	66,754	1,220
*	Frontier Group Holdings Inc.	56,541	755
*	Sun Country Airlines Holdings Inc.	26,435	725
*	Blade Air Mobility Inc.	18,248	160
			123,285
Building Products (7.5%)
	Johnson Controls International plc	934,085	69,832
	Carrier Global Corp.	1,080,856	58,496
	Trane Technologies plc	311,527	58,146
	Masco Corp.	323,766	21,336
*	Trex Co. Inc.	151,507	20,116
	Fortune Brands Home & Security Inc.	181,187	18,215
*	Builders FirstSource Inc.	258,626	17,959
	Carlisle Cos. Inc.	68,268	15,374
	Allegion plc	117,911	14,578
	A O Smith Corp.	174,454	13,791
	Lennox International Inc.	43,818	13,541
	Owens Corning	135,143	11,466
	Advanced Drainage Systems Inc.	69,319	8,575
	UFP Industries Inc.	81,162	6,759
	Armstrong World Industries Inc.	62,356	6,608
	Simpson Manufacturing Co. Inc.	56,994	6,575
	Zurn Water Solutions Corp.	158,663	5,561
*	AZEK Co. Inc. Class A	121,536	4,767
*	Resideo Technologies Inc.	179,488	4,683
	AAON Inc.	54,812	4,275
*	Masonite International Corp.	30,014	3,211
*	JELD-WEN Holding Inc.	120,228	2,913
*	Gibraltar Industries Inc.	42,690	2,899
	CSW Industrials Inc.	19,612	2,357
	Griffon Corp.	63,461	1,670
*	PGT Innovations Inc.	77,776	1,598
	Apogee Enterprises Inc.	33,330	1,377
*	American Woodmark Corp.	21,820	1,345
*	Janus International Group Inc.	90,751	1,155
	Insteel Industries Inc.	25,104	1,058
*	Cornerstone Building Brands Inc.	65,742	1,033
	Quanex Building Products Corp.	43,827	937
*	View Inc.	71,356	301
			402,507
Commercial Services & Supplies (6.9%)
	Waste Management Inc.	552,202	88,722
	Cintas Corp.	121,523	51,306
	Waste Connections Inc. (XTSE)	341,658	45,461
*	Copart Inc.	279,240	40,534

		Shares	Market Value ($000)
	Republic Services Inc. Class A	292,294	38,659
	Tetra Tech Inc.	71,169	13,143
	Rollins Inc.	290,057	9,653
*	IAA Inc.	176,577	8,529
	MSA Safety Inc.	48,772	6,990
*	Clean Harbors Inc.	67,695	6,867
*	Stericycle Inc.	120,321	6,798
*	Casella Waste Systems Inc. Class A	65,899	5,587
	Brink's Co.	65,383	3,999
	ABM Industries Inc.	87,885	3,955
	UniFirst Corp.	20,025	3,838
	MillerKnoll Inc.	99,318	3,768
	Brady Corp. Class A	63,574	3,195
*	KAR Auction Services Inc.	156,313	2,343
	HNI Corp.	57,551	2,274
*	Montrose Environmental Group Inc.	29,280	2,144
*	Driven Brands Holdings Inc.	65,830	2,031
	Deluxe Corp.	55,980	1,894
	Healthcare Services Group Inc.	98,221	1,719
*	CoreCivic Inc.	157,549	1,697
	ADT Inc.	202,158	1,680
*	Cimpress plc	21,347	1,661
	Pitney Bowes Inc.	229,226	1,566
*	Harsco Corp.	103,967	1,516
	Matthews International Corp. Class A	41,242	1,430
*	US Ecology Inc.	41,018	1,397
	Steelcase Inc. Class A	111,798	1,251
*	ACV Auctions Inc. Class A	56,483	1,196
*	Viad Corp.	26,825	1,135
	Interface Inc. Class A	77,579	1,106
	ACCO Brands Corp.	124,067	1,025
*	SP Plus Corp.	30,115	816
	VSE Corp.	13,991	766
*	BrightView Holdings Inc.	54,675	744
*	Heritage-Crystal Clean Inc.	20,740	666
			373,061
Construction & Engineering (1.9%)
	Quanta Services Inc.	182,339	20,747
*	AECOM	180,234	12,425
*	WillScot Mobile Mini Holdings Corp.	222,495	8,475
	EMCOR Group Inc.	70,434	8,406
*	MasTec Inc.	77,917	7,182
	Valmont Industries Inc.	27,796	6,644
	Comfort Systems USA Inc.	48,019	4,556
*	API Group Corp.	185,307	4,320
*	Fluor Corp.	185,684	4,105
*	Dycom Industries Inc.	40,277	3,765
	Arcosa Inc.	63,357	3,242
*	Ameresco Inc. Class A	35,054	3,166
*	MYR Group Inc.	22,187	2,456
	Granite Construction Inc.	60,018	2,333
*	NV5 Global Inc.	17,131	2,253
	Primoris Services Corp.	70,161	1,573
*	Construction Partners Inc. Class A	40,699	1,406
*	Great Lakes Dredge & Dock Corp.	85,468	1,263
*	Sterling Construction Co. Inc.	37,499	966
	Argan Inc.	20,964	824
*	Tutor Perini Corp.	59,602	766

		Shares	Market Value ($000)
*	IES Holdings Inc.	12,151	583
			101,456
Electrical Equipment (8.0%)
	Eaton Corp. plc	522,782	84,722
	Emerson Electric Co.	784,165	68,881
	Rockwell Automation Inc.	152,108	51,139
	AMETEK Inc.	303,027	41,363
*	Generac Holdings Inc.	82,737	34,852
*	Plug Power Inc.	678,812	27,051
	Regal Rexnord Corp.	88,642	14,014
	Hubbell Inc. Class B	71,286	13,951
*	Sensata Technologies Holding plc	207,487	11,557
*	Sunrun Inc.	229,317	10,558
	Acuity Brands Inc.	46,772	9,417
	Vertiv Holdings Co. Class A	346,189	8,876
	nVent Electric plc	220,402	7,676
*	Atkore Inc.	60,460	6,439
*	ChargePoint Holdings Inc.	234,297	5,979
*	Bloom Energy Corp. Class A	191,216	5,255
*	Vicor Corp.	29,193	4,188
	EnerSys	55,765	4,132
*	Shoals Technologies Group Inc. Class A	136,298	3,830
	Encore Wire Corp.	26,980	3,790
*	FuelCell Energy Inc.	421,549	3,659
*	Array Technologies Inc.	149,943	2,701
	GrafTech International Ltd.	228,220	2,659
*,1	Blink Charging Co.	49,857	1,916
	AZZ Inc.	32,964	1,710
*	Stem Inc.	42,983	912
*	TPI Composites Inc.	48,156	859
*	Thermon Group Holdings Inc.	43,384	749
*	Romeo Power Inc.	120,370	477
*,1	Eos Energy Enterprises Inc.	24,651	245
	Allied Motion Technologies Inc.	44	2
			433,559
Industrial Conglomerates (9.6%)
	Honeywell International Inc.	905,280	183,084
	General Electric Co.	1,439,651	136,753
	3M Co.	758,768	129,021
	Roper Technologies Inc.	138,206	64,148
*,2	Raven Industries Inc.	47,138	2,734
			515,740
Machinery (19.7%)
	Caterpillar Inc.	717,948	138,815
	Deere & Co.	386,264	133,470
	Illinois Tool Works Inc.	412,952	95,867
	Parker-Hannifin Corp.	169,328	51,147
	Otis Worldwide Corp.	531,851	42,761
	Cummins Inc.	188,354	39,507
	PACCAR Inc.	455,229	37,975
	Stanley Black & Decker Inc.	213,720	37,350
	Fortive Corp.	446,821	33,007
	Ingersoll Rand Inc.	531,385	31,001
	Dover Corp.	188,874	30,947
	Xylem Inc.	236,476	28,640
	IDEX Corp.	99,532	22,354
	Westinghouse Air Brake Technologies Corp.	236,003	20,950

		Shares	Market Value ($000)
	Nordson Corp.	68,498	17,411
	Graco Inc.	222,212	16,197
	Pentair plc	217,963	16,062
	Snap-on Inc.	70,970	14,613
	Toro Co.	140,762	14,155
*	Middleby Corp.	72,851	12,726
	ITT Inc.	113,385	10,724
	Lincoln Electric Holdings Inc.	73,893	9,973
	Oshkosh Corp.	89,921	9,675
	Donaldson Co. Inc.	164,493	9,282
	AGCO Corp.	83,944	9,251
	Woodward Inc.	79,160	8,375
*	Chart Industries Inc.	47,649	8,317
*	Colfax Corp.	167,825	7,794
*	RBC Bearings Inc.	37,239	7,362
*	Evoqua Water Technologies Corp.	157,606	7,089
	Watts Water Technologies Inc. Class A	36,156	6,823
	John Bean Technologies Corp.	41,611	6,565
	Crane Co.	61,553	5,942
	Timken Co.	90,054	5,928
	Flowserve Corp.	170,736	5,119
	Allison Transmission Holdings Inc.	138,596	4,794
	SPX FLOW Inc.	54,536	4,554
	Franklin Electric Co. Inc.	51,614	4,545
	Altra Industrial Motion Corp.	85,015	4,481
	Hillenbrand Inc.	95,709	4,269
*	Welbilt Inc.	177,025	4,171
	Helios Technologies Inc.	40,293	4,043
	Terex Corp.	91,184	3,864
	Mueller Industries Inc.	67,376	3,728
	Kennametal Inc.	103,992	3,678
	Kadant Inc.	15,198	3,563
*	SPX Corp.	59,505	3,460
	Federal Signal Corp.	80,110	3,399
	Albany International Corp. Class A	40,241	3,257
	Mueller Water Products Inc. Class A	207,576	2,831
	ESCO Technologies Inc.	34,234	2,798
	Barnes Group Inc.	63,023	2,738
	EnPro Industries Inc.	25,661	2,617
	Trinity Industries Inc.	97,720	2,590
*	Meritor Inc.	91,987	2,326
*,1	Nikola Corp.	208,720	2,133
	Lindsay Corp.	14,266	2,076
	Shyft Group Inc.	41,780	2,031
	Tennant Co.	24,412	1,920
*	Proterra Inc.	170,789	1,915
	Alamo Group Inc.	13,294	1,891
*	Proto Labs Inc.	36,154	1,812
	Astec Industries Inc.	28,308	1,774
*,1	Desktop Metal Inc. Class A	263,218	1,716
	Greenbrier Cos. Inc.	42,524	1,701
	Enerpac Tool Group Corp. Class A	78,853	1,665
	Standex International Corp.	16,025	1,651
	Columbus McKinnon Corp.	36,982	1,643
*	Gates Industrial Corp. plc	77,013	1,235
	Douglas Dynamics Inc.	29,929	1,190
	Gorman-Rupp Co.	27,117	1,172
*	Hydrofarm Holdings Group Inc.	34,541	1,140

		Shares	Market Value ($000)
	Wabash National Corp.	65,769	1,098
*	Energy Recovery Inc.	48,783	1,037
*,1	Ideanomics Inc.	565,521	910
*	Manitowoc Co. Inc.	45,714	871
*,1	Hyliion Holdings Corp.	124,412	825
*	CIRCOR International Inc.	26,678	719
	Luxfer Holdings plc	36,411	691
	REV Group Inc.	38,038	597
*	Blue Bird Corp.	21,179	429
	Hyster-Yale Materials Handling Inc.	9,309	365
*	Lightning eMotors Inc.	38,618	281
			1,061,368
Marine (0.2%)
	Matson Inc.	57,062	4,652
*	Kirby Corp.	78,546	4,102
	Genco Shipping & Trading Ltd.	35,338	544
	Eagle Bulk Shipping Inc.	8,202	329
			9,627
Professional Services (7.6%)
	IHS Markit Ltd.	496,406	63,451
	Verisk Analytics Inc. Class A	201,051	45,210
	Equifax Inc.	159,677	44,494
*	CoStar Group Inc.	517,788	40,263
	TransUnion	251,413	27,955
	Jacobs Engineering Group Inc.	171,185	24,404
	Robert Half International Inc.	146,620	16,300
	Leidos Holdings Inc.	176,750	15,538
	Booz Allen Hamilton Holding Corp. Class A	177,053	14,862
*	Clarivate plc	461,089	10,762
	Nielsen Holdings plc	446,492	8,555
*	ASGN Inc.	69,289	8,431
	KBR Inc.	184,387	8,113
*	CACI International Inc. Class A	30,854	8,004
	Exponent Inc.	68,167	7,941
*	FTI Consulting Inc.	44,939	6,565
	ManpowerGroup Inc.	71,054	6,369
	Science Applications International Corp.	75,912	6,368
*	Upwork Inc.	150,459	5,606
	Insperity Inc.	48,035	5,560
	Korn Ferry	72,883	5,302
*	TriNet Group Inc.	51,870	5,203
*	Dun & Bradstreet Holdings Inc.	197,706	3,756
	ManTech International Corp. Class A	36,146	2,456
	ICF International Inc.	24,787	2,398
*	CBIZ Inc.	62,108	2,238
	Kforce Inc.	25,489	1,953
*	Huron Consulting Group Inc.	29,597	1,352
*	TrueBlue Inc.	46,404	1,207
	Heidrick & Struggles International Inc.	25,862	1,116
*	Skillsoft Corp.	87,279	1,025
	CRA International Inc.	9,536	878
*	Forrester Research Inc.	14,986	846
	Kelly Services Inc. Class A	44,770	755
	Barrett Business Services Inc.	9,955	703
	Resources Connection Inc.	40,579	697
*	First Advantage Corp.	40,107	695
			407,331

		Shares	Market Value ($000)
Road & Rail (12.1%)
	Union Pacific Corp.	854,928	201,455
	CSX Corp.	2,955,892	102,451
	Norfolk Southern Corp.	323,812	85,898
*	Uber Technologies Inc.	1,606,482	61,046
	Old Dominion Freight Line Inc.	129,127	45,862
	Kansas City Southern	119,335	34,709
	JB Hunt Transport Services Inc.	110,586	21,140
*	Avis Budget Group Inc.	65,376	17,952
*	Lyft Inc. Class A	342,102	13,893
	Knight-Swift Transportation Holdings Inc.	207,369	11,872
*	Saia Inc.	34,494	11,424
*	XPO Logistics Inc.	127,650	9,247
	AMERCO	12,840	9,046
	Landstar System Inc.	50,136	8,450
	Ryder System Inc.	70,441	5,852
	Werner Enterprises Inc.	80,337	3,624
	ArcBest Corp.	33,582	3,462
*	TuSimple Holdings Inc. Class A	48,335	1,933
	Schneider National Inc. Class B	74,676	1,837
	Marten Transport Ltd.	80,650	1,297
	Heartland Express Inc.	67,651	1,132
*	Daseke Inc.	56,890	549
	Universal Logistics Holdings Inc.	10,488	195
			654,326
Trading Companies & Distributors (3.7%)
	Fastenal Co.	753,814	44,603
*	United Rentals Inc.	94,942	32,161
	WW Grainger Inc.	58,100	27,970
*	SiteOne Landscape Supply Inc.	58,522	14,066
	Watsco Inc.	43,229	12,654
*	WESCO International Inc.	59,812	7,424
	Air Lease Corp. Class A	143,367	5,819
*	Univar Solutions Inc.	223,930	5,802
	Triton International Ltd.	89,273	4,997
	MSC Industrial Direct Co. Inc. Class A	61,661	4,853
	Applied Industrial Technologies Inc.	50,520	4,801
	Herc Holdings Inc.	27,139	4,626
	GATX Corp.	44,188	4,353
*	Beacon Roofing Supply Inc.	73,576	3,672
	Boise Cascade Co.	51,444	3,335
	Rush Enterprises Inc. Class A	56,583	2,884
*	GMS Inc.	50,837	2,840
	McGrath RentCorp.	31,717	2,452
*	Veritiv Corp.	18,589	2,343
	H&E Equipment Services Inc.	42,291	1,780
*	NOW Inc.	144,012	1,204
*	Titan Machinery Inc.	24,885	827
*	MRC Global Inc.	101,410	698
	Global Industrial Co.	17,247	691
*	DXP Enterprises Inc.	23,792	657
			197,512
Total Common Stocks (Cost $4,638,373)			5,378,471

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.077% (Cost $10,185)	101,854	10,186
Total Investments (100.1%) (Cost $4,648,558)			5,388,657
Other Assets and Liabilities—Net (-0.1%)			(7,589)
Net Assets (100.0%)			5,381,068
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,577,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,010,000 was received for securities on loan, of which $6,009,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/22	BANA	5,018	(0.060)	24	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At November 30, 2021, the counterparties had deposited in segregated accounts cash of $30,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at November 30, 2021.
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,375,737	—	2,734	5,378,471
Temporary Cash Investments	10,186	—	—	10,186
Total	5,385,923	—	2,734	5,388,657
Derivative Financial Instruments
Assets
Swap Contracts	—	24	—	24